LOAN RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 25, 2026	Mar. 03, 2026	Apr. 02, 2025
Defined Benefit Plan Disclosure [Line Items]
Loan related party					$ 21,500	$ 3,000	$ 40,000
Loan related party advance	$ 24,500		$ 40,000
Related party loan balance	$ 64,500		$ 40,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan related party advance		$ 40,000